Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Scheudle of Business Interests Into Reportable Segments

Year Ended December 31, 2018	Trxade, Inc.	Community Specialty Pharmacy, LLC	Other
Revenue	$3,407,822	$395,418	$28,538
Gross Profit	$3,407,822	$(34,971)	$9,878
Segment Assets	$822,412	$112,123	$1,293,052
Segment Profit/Loss	$1,371,615	$(116,588)	$(1,245,989)